DEAR SHAREHOLDER:

Bond markets both here in the U.S. and abroad have continued to perform well since our May 1995 letter. Leadership during the first half of the year, however, was clearly held by the U.S.-- where steadily falling interest rates and the expectation for low inflation sparked an outstanding rally. However, more recently, we have seen a shift in leadership away from the domestic markets towards overseas markets.

During the past 12 months, the Trust's total return at net asset value was 8.81%, with a dividend yield of 9.86% for the month ended October 31, 1995(1)

INVESTMENT BREAKDOWN:
OPPENHEIMER MULTI-GOVERNMENT TRUST
AS OF 10/31/95(2)

[GRAPH]

- Foreign government obligations: 35.5%
- U.S. government obligations: 32.2%
- Short-term securities: 13.0%
- U.S. corporate bonds & notes: 9.1%
- Foreign corporate bonds & notes: 7.5%
- Structured notes: 2.5%
- Equity securities: 0.2%


As we've stated previously, one of the key benefits of the Trust is its ability to allocate assets strategically among U.S. government issues, foreign fixed-income securities, and higher-yielding U.S. corporate bonds and, as such, capitalize on worldwide investment opportunities. At the same time, allocating the Trust's assets among three distinct fixed-income sectors can provide the diversification necessary to lower risk. As of the last writing, over 70% of the portfolio was invested in domestic bonds--a strategy that served the Trust well during the spring rally...especially our investment in U.S. corporate bonds.(2)

Towards the end of the summer, however--more than six months into the significant domestic bond rally--your managers began to shift assets overseas where the believe valuations are more compelling. Our current portfolio allocations is 48% domestic and 52% foriegn, and generally resembles the world's bond supply, with a tilt toward the foreign issues we currently favor.

Currently, 48% of the portfolio is invested in U.S. bonds, with 32% in U.S. government obligationsand 16% in corporate bonds and short term securities. Within Treasuries, we favor shorter-term bonds because the typically offer most of the income of longer-term bonds, but with lower price fluctuation during iterest rate changes. U.S. corporate bonds offer high income, but have returns that tend to be negatively correlated to those of Tresury bonds; thus, they provide an important level of diversification to the portfolio.

In foreign markets, our focus is on government bonds in both developed and emerging markets. Though European bonds have begun to close the gap with U.S. bonds, they're still at lower prices than domestic bonds. Higher yeilds in markeys like Germany suggests discounted pricing and long-term value. And emerging market bonds are benefiting form a stronger dollar and the level of stability it offers dollar-linked markets. So, we're now seeing the capital return that was pulled out of these markets following the 1994 peso devaluation. Of course, foreign investments are always subjected to the risk of adverse currency fluctuations, But over time, the long-term returns more that compensate for temporary risk, especially when these Invesments are part of a diversified portfolio.

High yields relative to both the U.S. and developed foreign markets, plus renewed price stability, are compelling arguments for emerging market bonds. Some of our largest foreign positions are in the United Kingdom, Australia , Mexico and Brazil. Though their economies are different in many ways, their bond markets share the characteristics we're looking for--relative stability, high income and value.

Your managers feel confident that this is an excellent environment for fixed-income investors worldwide. Interest rates and inflation are low globally, which has led to prices that have been predominantly stable and rising. And, despite some mixed signals recently, the American economy appears to be maintaining a steady, sustainable growth rate, while the economies of Europe and Latin America are improving.

In 1995, the U.S. was the clear winner. Next year it could be Europe or Asia. Or even Latin America. We're confident that by being able to diversify investments throughout the world, we will be positioned to participate in any environment.

Thank you for your confidence in OppenheimerFunds, and we look forward to helping you reach your financial goals in the future.

                     Sincerely,

                     /s/ DONALD W. SPIRO
                     --------------------
                     Donald W. Spiro
                     President
                     Oppenheimer Multi-Government Trust

                     November 21, 1995

1. Total return is based on the change in net asset value per share from 10/31/94 to 10/31/95, without deducting any brokerage costs. Dividend yield is determined by annualizing the October 1995 dividend of $0.052 and dividing by the closing price on the New York Stock Exchange of $6.875 per share on 10/27/95 (payment date). Past performance does not guarantee future results.

2. Portfolio composition is subject to change. Chart is based on total investments at market value rather than net assets.

STATEMENT OF INVESTMENTS October 31, 1995
Oppenheimer Multi-Government Trust

                                                                                                Market
                                                                         Face Amount             Value
                                                                             (1)              See Note 1
                                                                        --------------        -----------
CERTIFICATES OF DEPOSIT -- 6.0%
Bank Pacific CD, Zero Coupon, 17.947%, 3/5/96 (IDR) (12)............       500,000,000        $   206,187
Citibank CD:
  10.75%, 11/20/95 (CLP) (2)........................................       172,621,262            416,306
  29.50%, 12/22/95 (HUF) (2)........................................        33,722,500            256,299
CS First Boston, Inc. CD:
  15.75%, 6/11/96 (IDR) (2)(3)......................................       556,000,000            244,826
  12.50%, 12/21/95 (ARA) (2)(3).....................................           500,000            500,064
Indonesia (Republic of) Bank Negara CD, Zero Coupon,
  15.909%, 6/17/96 (IDR) (2)(12)....................................     1,000,000,000            395,641
Thai Military Bank Ltd. CD:
  11%, 11/30/95 (THB) (2)...........................................        12,500,000            496,820
  11%, 12/15/95 (THB) (2)...........................................        10,000,000            397,456
  10%, 1/31/96 (THB) (2)............................................         5,000,000            198,668
                                                                                              -----------
Total Certificates of Deposit (Cost $3,162,001).....................                            3,112,267
                                                                                              -----------
MORTGAGE-BACKED OBLIGATIONS -- 28.2%
GOVERNMENT AGENCY -- 26.9%
FHLMC/FNMA/Sponsored -- 18.6%
Federal Home Loan Mortgage Corp.:
  Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
    Participation Certificates, 6.65%, 4/15/21......................         1,549,800          1,532,840
  Mtg.-Backed Certificates, 11.50%, 1/1/18..........................           161,686            181,493
  Mtg.-Backed Certificates, 13%, 5/1/19.............................           609,699            710,300
Federal National Mortgage Assn.:
  7%, 8/1/25........................................................         5,366,809          5,321,513
  Interest-Only Stripped Mtg.-Backed Security, Trust 222, Cl. 2,
    9.176%, 6/1/23 (4)..............................................         6,514,447          1,951,281
  Interest-Only Stripped Mtg.-Backed Security, Trust 240, Cl. 2,
    8.767%, 2/1/24 (4)..............................................           138,025             42,745
                                                                                              -----------
                                                                                                9,740,172
                                                                                              -----------
GNMA/Guaranteed -- 8.3%
Government National Mortgage Assn.:
  7%, 1/15/24-5/15/24 (11)..........................................         3,783,473          3,757,446
  7.50%, 11/15/23-5/15/24...........................................           587,271            594,978
                                                                                              -----------
                                                                                                4,352,424
                                                                                              -----------

Oppenheimer Multi-Government Trust

                                                                                                Market
                                                                         Face Amount             Value
                                                                             (1)              See Note 1
                                                                        --------------        -----------
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
PRIVATE -- 1.3%
Commercial -- 0.9%
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
  Series 1992-CHF, Cl. E, 8.25%, 12/25/20...........................    $      466,982        $   449,251
                                                                                              -----------
Multi-Family -- 0.4%
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
  Series 1995-C1, Cl. F, 6.90%, 2/25/07.............................           234,639            205,603
                                                                                              -----------
Total Mortgage-Backed Obligations (Cost $14,513,000)................                           14,747,450
                                                                                              -----------
U.S. GOVERNMENT OBLIGATIONS -- 3.5%
TREASURY -- 3.5%
U.S. Treasury Bonds, 10.75%, 8/15/05................................           620,000            830,800
U.S. Treasury Nts., 8.50%, 7/15/97..................................           950,000            994,234
                                                                                              -----------
Total U.S. Government Obligations (Cost $1,824,991).................                            1,825,034
                                                                                              -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 35.0%
ARGENTINA -- 2.2%
Argentina (Republic of):
  Medium-Term Nts., 8%, 8/9/97 (NLG)................................           800,000            496,159
  Sr. Unsec. Unsub. Bonds, 13.45%, 10/21/97 (ITL)...................     1,000,000,000            632,390
                                                                                              -----------
                                                                                                1,128,549
                                                                                              -----------
AUSTRALIA -- 3.4%
Australia (Commonwealth of) Bonds, 12.50%, 1/15/98 (AUD)............            40,000             33,211
First Australia National Mortgage Acceptance Corp. Ltd. Bonds,
  Series 22, 11.40%, 12/15/01 (AUD).................................         1,548,400          1,267,420
South Australia Government Finance Gtd. Bonds, 12.50%, 10/15/00
  (AUD).............................................................           550,000            485,971
                                                                                              -----------
                                                                                                1,786,602
                                                                                              -----------
BRAZIL -- 2.5%
Banco do Estado de Sao Paulo SA, 9.25% Nts., 10/4/96................           250,000            240,000
Banco Estado Minas Gerais, 8.25%, 2/10/00...........................           500,000            410,000
Brazil (Federal Republic of):
  Bonds, Nota do Tesouro Nacional, 6%, 2/1/96.......................           100,000             96,380
  Eligible Interest Bonds, 6.812%, 4/15/06 (5)......................           850,000            565,250
                                                                                              -----------
                                                                                                1,311,630
                                                                                              -----------

Oppenheimer Multi-Government Trust

                                                                                                Market
                                                                         Face Amount             Value
                                                                             (1)              See Note 1
                                                                        --------------        -----------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
BULGARIA -- 1.9%
Bulgaria (Republic of) Interest Arrears Bonds, 6.75%, 7/28/11 (5)...    $    2,250,000        $   998,438
                                                                                              -----------
COSTA RICA -- 0.7%
Central Bank of Costa Rica Principal Bonds, Series A, 6.25%,
  5/21/10...........................................................           600,000            351,000
                                                                                              -----------
ECUADOR -- 0.5%
Ecuador (Republic of) Disc. Bonds, 6.812%, 2/28/25 (5)..............           500,000            250,000
                                                                                              -----------
GREAT BRITAIN -- 2.1%
United Kingdom Treasury Nts., 12.50%, 11/21/05 (GBP)................           550,000          1,099,179
                                                                                              -----------
IRELAND -- 2.1%
National Treasury Management Agency (Irish Government) Bonds:
  8%, 10/18/00 (IEP)................................................           370,000            610,880
  9%, 7/15/01 (IEP).................................................           290,000            501,084
                                                                                              -----------
                                                                                                1,111,964
                                                                                              -----------
JAMAICA -- 0.4%
Jamaica (Government of) 1990 Refinancing Agreement Nts., Tranche A,
  6.75%, 10/16/00 (5)(6)............................................           204,166            182,729
                                                                                              -----------
JORDAN -- 0.5%
Hashemite Kingdom of Jordan Par Bonds, 4%, 12/23/23 (7).............           500,000            233,750
                                                                                              -----------
MEXICO -- 3.7%
Banco Nacional de Comercio Exterior SNC International Finance BV
  Gtd. Bonds, 12.65%, 6/21/98 (ESP).................................        35,000,000            275,562
Banco Nacional de Comercio Exterior SNC, Zero Coupon,
  11.310%, 12/5/95 (3)(12)..........................................           500,000            496,000
Banco Nacional de Obras y Servicios Publicos SA Nts.,
  10.75%, 8/16/96...................................................           440,000            443,850
United Mexican States:
  Combined Facility 3, Loan Participation Agreement, Tranche A,
    6.75%, 9/20/97 (5)(6)...........................................            71,440             49,562
  Nacional Financiera SNC Nts., 13.60%, 4/2/98 (ESP)................        50,000,000            401,840

Oppenheimer Multi-Government Trust

                                                                                                Market
                                                                         Face Amount             Value
                                                                             (1)              See Note 1
                                                                        --------------        -----------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
MEXICO (CONTINUED)
  Petroleos Mexicanos Gtd. Medium-Term Nts., 7.60%, 6/15/00.........    $      100,000        $    86,250
  Petroleos Mexicanos Gtd. Sr. Unsec. Nts., 6.875%, 3/8/99 (5)......           200,000            177,000
                                                                                              -----------
                                                                                                1,930,064
                                                                                              -----------
MOROCCO -- 2.8%
Morocco (Kingdom of) Loan Participation Agreement:
  Tranche A, 6.688%, 1/1/09 (5).....................................         2,300,000          1,390,063
  Tranche B, 6.688%, 1/1/04 (5).....................................           100,000             67,625
                                                                                              -----------
                                                                                                1,457,688
                                                                                              -----------
NEW ZEALAND -- 0.5%
New Zealand (Republic of) Bonds, 10%, 7/15/97 (NZD).................           395,000            271,240
                                                                                              -----------
NORWAY -- 2.3%
Norwegian Government Gtd. Bonds, 9.50%, 10/31/02 (NOK)..............         6,390,000          1,182,384
                                                                                              -----------
PANAMA -- 1.6%
Panama (Republic of) Debs., 7.25%, 5/10/02 (5)......................         1,000,000            820,000
                                                                                              -----------
PHILIPPINES -- 0.1%
Philippines (Republic of) Front-Loaded Interest Reduction Bonds,
  Series B, 5%, 6/1/08 (7)..........................................           100,000             76,563
                                                                                              -----------
POLAND -- 1.4%
Poland (Republic of):
  Disc. Bonds, 6.875%, 10/27/24 (5).................................           500,000            383,125
  Treasury Bills, Zero Coupon, 24.957%, 4/17/96 (PLZ) (12)..........         1,000,000            364,614
                                                                                              -----------
                                                                                                  747,739
                                                                                              -----------
PORTUGAL -- 1.3%
Portugal (Republic of) Gtd. Bonds, Obrigicion do tes Medio Prazo,
  11.875%, 2/23/00 (PTE)............................................       100,000,000            697,447
                                                                                              -----------
SPAIN -- 2.3%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado,
  12.25%, 3/25/00 (ESP).............................................       141,000,000          1,218,886
                                                                                              -----------

Oppenheimer Multi-Government Trust

FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
                                                                                                Market
                                                                         Face Amount             Value
                                                                             (1)              See Note 1
                                                                        --------------        -----------
SUPRANATIONAL -- 1.5%
International Bank for Reconstruction and Development Bonds, 12.50%,
  7/25/97 (NZD).....................................................         1,100,000        $   785,947
                                                                                              -----------
SWEDEN -- 1.2%
Sweden (Kingdom of) Bonds, Series 1028, 11%, 1/21/99 (SEK)..........         4,100,000            653,832
                                                                                              -----------
Total Foreign Government Obligations (Cost $18,057,486).............                           18,295,631
                                                                                              -----------
CORPORATE BONDS AND NOTES -- 16.3%
BASIC INDUSTRY -- 1.2%
Metals/Mining -- 0.2%
Kaiser Aluminum & Chemical Corp., 9.875% Sr. Nts., 2/15/02..........           100,000            102,750
UCAR Global Enterprises, Inc., 12% Sr. Sub. Nts., 1/15/05...........            25,000             28,188
                                                                                              -----------
                                                                                                  130,938
                                                                                              -----------
Paper -- 1.0%
Gaylord Container Corp., 11.50% Sr. Nts., 5/15/01...................           100,000            103,000
QUNO Corp., 9.125% Sr. Nts., 5/15/05................................           100,000            100,500
Repap New Brunswick, Inc., 9.25% First Priority Sr. Sec. Nts.,
  7/15/00 (5).......................................................           100,000            100,000
Repap Wisconsin, Inc., 9.25% First Priority Sr. Sec. Nts., 2/1/02...           100,000             97,000
Riverwood International Corp., 11.25% Sr. Sub. Nts., 6/15/02........           100,000            107,000
                                                                                              -----------
                                                                                                  507,500
                                                                                              -----------
CONSUMER RELATED -- 3.7%
Consumer Products -- 0.4%
Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts., Series B,
  11.622%, 5/27/98 (12).............................................           100,000             79,875
Revlon Consumer Products Corp., 10.50% Sr. Sub. Nts., Series B,
  2/15/03...........................................................           100,000            103,375
                                                                                              -----------
                                                                                                  183,250
                                                                                              -----------
Food/Beverages/Tobacco -- 0.6%
Pulsar Internacional SA de CV, 11.80% Nts., 9/19/96 (6).............           250,000            250,625
Specialty Foods Corp., 11.125% Sr. Nts., Series A, 10/1/02 (3)......            50,000             47,750
                                                                                              -----------
                                                                                                  298,375
                                                                                              -----------
Healthcare -- 0.6%
Charter Medical Corp., 11.25% Sr. Sub. Nts., 4/15/04................           100,000            108,750

Oppenheimer Multi-Government Trust

                                                                                                Market
                                                                         Face Amount             Value
                                                                             (1)              See Note 1
                                                                        --------------        -----------
CORPORATE BONDS AND NOTES (CONTINUED)
CONSUMER RELATED (CONTINUED)
Healthcare (Continued)
Quorum Health Group, Inc., 11.875% Sr. Sub. Nts., 12/15/02..........    $      100,000        $   110,000
Tenet Healthcare Corp., 10.125% Sr. Sub. Nts., 3/1/05...............           100,000            108,250
                                                                                              -----------
                                                                                                  327,000
                                                                                              -----------
Hotel/Gaming -- 1.1%
Bally's Park Place Funding, Inc., 9.25% Gtd. First Mtg. Nts.,
  3/15/04...........................................................           100,000             99,125
Boyd Gaming Corp., 10.75% Sr. Sub. Nts., 9/1/03.....................           100,000            105,750
Capital Gaming International, Inc. Promissory Nts...................             2,000                 --
Empress River Casino Finance Corp., 10.75% Gtd. Sr. Nts., 4/1/02....           100,000            101,000
HMH Properties, Inc., 9.50% Sr. Sec. Nts., 5/15/05 (3)..............           100,000            100,750
Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05 (3)........           100,000             98,000
Trump Plaza Funding, Inc., 10.875% Gtd. Mtg. Nts., 6/15/01..........           100,000             94,000
                                                                                              -----------
                                                                                                  598,625
                                                                                              -----------
Textile/Apparel -- 1.0%
Consoltex Group, Inc., 11% Gtd. Sr. Sub. Nts., Series B, 10/1/03....           100,000             94,500
PT Polysindo Eka Perkasa, Zero Coupon Promissory Nts., 17.899%,
  10/23/96 (IDR) (12)...............................................     1,000,000,000            352,268
WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05............           100,000            100,500
                                                                                              -----------
                                                                                                  547,268
                                                                                              -----------
ENERGY -- 1.1%
Chesapeake Energy Corp., 10.50% Sr. Nts., 6/1/02....................           100,000            101,500
Kelley Oil & Gas Corp., 13.50% Sr. Nts., 6/15/99....................            50,000             42,750
Moran Energy, Inc., 8.75% Cv. Sub. Debs., 1/15/08...................           200,000            148,000
Petroleum Heat & Power Co., Inc., 12.25% Sub. Debs., 2/1/05.........           100,000            110,500
Santa Fe Energy Resources, Inc., 11% Sr. Sub. Debs., 5/15/04........           100,000            107,500
United Meridian Corp., 10.375% Sr. Sub. Nts., 10/15/05..............            50,000             51,375
                                                                                              -----------
                                                                                                  561,625
                                                                                              -----------
FINANCIAL SERVICES -- 5.7%
Banks & Thrifts -- 1.8%
Banco Bamerindus do Brasil SA:
  10.50% Debs., 6/23/97.............................................           100,000             95,000
  9% Unsub. Unsec. Bonds, 10/29/98..................................            90,000             76,500
Banco Ganadero SA, Zero Coupon Sr. Unsub. Unsec. Nts., 9.928%,
  6/15/96 (3) (12)..................................................           250,000            235,669
Banco Mexicano SA, 8% Sr. Unsub. Unsec. Exchangeable Medium-Term
  Nts., 11/4/98.....................................................           100,000             86,125

Oppenheimer Multi-Government Trust

CORPORATE BONDS AND NOTES (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Banks & Thrifts (Continued)
                                                                                                Market
                                                                         Face Amount             Value
                                                                             (1)              See Note 1
                                                                        --------------        -----------
Morgan Stanley Group, 14.25% Indian Rupee Indexed Nts.,
  6/26/96 (2) (INR).................................................         3,141,000        $    91,842
Rabobank Nederland, 11.05% Sr. Unsec. Debs., 12/12/97 (ITL).........       575,000,000            363,399
                                                                                              -----------
                                                                                                  948,535
                                                                                              -----------
Diversified Financial -- 3.7%
Banco del Atlantico SA, 7.875% Eurobonds, 11/5/98...................           450,000            375,750
KfW International Finance, Inc., 11.625% Gtd. Nts., 11/27/98
  (ITL).............................................................       825,000,000            528,514
Olympic Financial Ltd., 13% Sr. Nts., 5/1/00........................           100,000            109,500
Swiss Bank Corp. (Jersey), 7% Sr. Unsub. Unsec. Medium-Term Nts.,
  1/5/00 (DEM)......................................................         1,250,000            937,546
                                                                                              -----------
                                                                                                1,951,310
                                                                                              -----------
Insurance -- 0.2%
American Life Holding Co., 11.25% Sr. Sub. Nts., 9/15/04............           100,000            104,500
                                                                                              -----------
HOUSING RELATED -- 0.5%
Homebuilders/Real Estate -- 0.5%
NVR, Inc., 11% Gtd. Sr. Nts., 4/15/03...............................           100,000             97,500
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11 (3)....           250,000            190,000
                                                                                              -----------
                                                                                                  287,500
                                                                                              -----------
MANUFACTURING -- 0.4%
Automotive -- 0.4%
Aftermarket Technology Corp., 12% Sr. Sub. Nts., Series B, 8/1/04...           100,000            106,250
JPS Automotive Products Corp., 11.125% Sr. Nts., 6/15/01............           100,000            101,500
                                                                                              -----------
                                                                                                  207,750
                                                                                              -----------
MEDIA -- 1.0%
Broadcasting -- 0.1%
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05..........            50,000             51,625
                                                                                              -----------
Cable Television -- 0.8%
American Telecasting, Inc., 0%/14.50% Sr. Disc. Nts., 6/15/04 (8)...           107,579             70,195
Continental Cablevision, Inc., 9.50% Sr. Debs., 8/1/13..............           100,000            105,500
PriCellular Wireless Corp., 0%/12.25% Sr. Sub. Disc. Nts., 10/1/03
  (8)...............................................................           150,000            111,000

Oppenheimer Multi-Government Trust

                                                                                                Market
                                                                         Face Amount             Value
                                                                             (1)              See Note 1
                                                                        --------------        -----------
CORPORATE BONDS AND NOTES (CONTINUED)
MEDIA (CONTINUED)
Cable Television (Continued)
TeleWest Communications PLC, 0%/11% Sr. Disc. Debs., 10/1/07 (8)....    $      100,000        $    58,500
Videotron Holdings PLC, 0%/11% Sr. Disc. Nts., 8/15/05 (8)..........           100,000             59,625
                                                                                              -----------
                                                                                                  404,820
                                                                                              -----------
Diversified Media -- 0.1%
Panamsat LP/Panamsat Capital Corp., 0%/11.375% Sr. Sub. Disc. Nts.,
  8/1/03 (8)........................................................            50,000             40,125
                                                                                              -----------
OTHER -- 0.4%
Services -- 0.4%
Acetex Corp., 9.75% Sr. Sec. Nts., 10/1/03 (3)......................            50,000             51,500
Protection One Alarm Monitoring, Inc., Units (each unit consists of ten $1,000 principal amount of 0%/13.625% sr. sub. disc. nts.,
  6/30/05 and 32 warrants, each warrant entitles holder to purchase
  1 share of Protection One, Inc. common stock) (3)(9)..............           200,000            143,000
                                                                                              -----------
                                                                                                  194,500
                                                                                              -----------
RETAIL -- 0.9%
Drug Stores -- 0.2%
Duane Reade, 12% Sr. Nts., Series B, 9/15/02........................           100,000             92,250
                                                                                              -----------
Specialty Retailing -- 0.4%
Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03.................           100,000             98,500
United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05 (3)......           100,000            107,500
                                                                                              -----------
                                                                                                  206,000
                                                                                              -----------
Supermarkets -- 0.3%
Grand Union Co., 12% Sr. Nts., 9/1/04...............................           100,000             96,750
Penn Traffic Co., 9.625% Sr. Sub. Nts., 4/15/05.....................           100,000             73,000
                                                                                              -----------
                                                                                                  169,750
                                                                                              -----------
TRANSPORTATION -- 0.4%
Railroads -- 0.2%
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc.
  Nts., Series B, 12/15/03 (8)......................................           200,000            131,000
                                                                                              -----------

Oppenheimer Multi-Government Trust

                                                                                                Market
                                                                         Face Amount             Value
                                                                             (1)              See Note 1
                                                                        --------------        -----------
CORPORATE BONDS AND NOTES (CONTINUED)
TRANSPORTATION (CONTINUED)
Shipping -- 0.2%
Trans Ocean Container Corp., 12.25% Sr. Sub. Nts., 7/1/04...........    $      100,000        $   102,500
                                                                                              -----------
UTILITIES -- 1.0%
Telecommunications -- 1.0%
Cellular Communications International, Inc., Units (each unit consists of $1,000 principal amount of zero coupon sr. disc. nts.,
  8/15/00 and one warrant to purchase 1.126 shares of common stock)
  (9)...............................................................           100,000             57,000
Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03 (8)...........           150,000            117,000
Horizon Cellular Telephone LP/Horizon Finance Corp., 0%/11.375% Sr.
  Sub. Disc. Nts., 10/1/00 (8)......................................           150,000            128,250
IntelCom Group (USA), Inc. (ICG) and IntelCom Group, Inc., Units
  (each unit consists of ten 0%/13.50% sr. disc. nts., 9/15/05 of
  ICG and 33 warrants to purchase an equal number of common shares of IntelCom at an exercise price equal to $12.51 per share)
  (3)(8)(9).........................................................           150,000             84,750
MFS Communications, Inc., 0%/9.375% Sr. Disc. Nts., 1/15/04 (8).....           150,000            116,250
                                                                                              -----------
                                                                                                  503,250
                                                                                              -----------
Total Corporate Bonds and Notes (Cost $8,456,872)...................                            8,549,996
                                                                                              -----------

                                                                            Shares
                                                                        --------------
COMMON STOCKS -- 0.0%
Finlay Enterprises, Inc. (10).......................................               333              4,579
Grand Union Co. (10)................................................             1,767             18,995
                                                                                              -----------
Total Common Stocks (Cost $32,539)..................................                               23,574
                                                                                              -----------

                                                                            Units
                                                                        --------------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
American Telecasting, Inc. Wts., Exp. 6/99..........................               500              1,625
Capital Gaming International, Inc. Wts., Exp. 2/99..................             3,538                172
Terex Corp. Rts., Exp. 7/96 (3).....................................                30                  2
                                                                                              -----------
Total Rights, Warrants and Certificates (Cost $16,281)..............                                1,799
                                                                                              -----------

Oppenheimer Multi-Government Trust

                                                                                                   Market
                                                                                                    Value
                                                     Date       Strike       Contracts           See Note 1
                                                   --------     ------     --------------        -----------
PUT OPTIONS PURCHASED -- 0.1%
Brazil (Federal Republic of) Eligible Interest
  Bonds, 6.812%, 4/15/06, Put Opt..............     Jan. 96     $64.75                850        $    12,495
Morocco (Kingdom of) Loan Participation
  Agreement, Tranche A, 6.688%, 1/1/09,
  Put Opt......................................     Jan. 96      60.25              2,300             61,951
                                                                                                 -----------
Total Put Options Purchased (Cost $60,275).....                                                       74,446
                                                                                                 -----------

                                                                         Face Amount
                                                                             (1)
                                                                        --------------
STRUCTURED INSTRUMENTS -- 2.4%
Canadian Imperial Bank, 10% Certificate of Deposit British Pound
  Sterling Maximum Rate Linked Nts., 11/8/96 (indexed to the 3-month
  GBP LIBOR, multiplied by 9) (6)...................................    $      250,000            254,100
Salomon Brothers, Inc., Zero Coupon Brazilian Credit Linked Nts.,
  13.471%, 12/14/95 (indexed to the Nota Do Tesouro Nacional, Zero
  Coupon, 12/13/95)(12).............................................           400,000            393,970
Salomon Brothers, Inc., Zero Coupon Brazilian Credit Linked Nts.,
  11.192%, 2/15/96 (indexed to the Nota Do Tesouro Nacional, Zero
  Coupon, 2/15/96)(12)..............................................           630,000            610,340
                                                                                              -----------
Total Structured Instruments (Cost $1,254,310)......................                            1,258,410
                                                                                              -----------
REPURCHASE AGREEMENT -- 6.9%
Repurchase agreement with Paine Webber, Inc., 5.85%, dated 10/31/95, to be repurchased at $3,600,585 on 11/1/95, collateralized by U.S.
  Treasury Nts., 6%-7.875%, 7/15/96-5/31/99, with a value of
  $3,675,176 (Cost $3,600,000)......................................         3,600,000          3,600,000
                                                                                              -----------
Total Investments, at Value (Cost $50,977,755)......................              98.4%        51,488,607
Assets Net of Liabilities...........................................               1.6            851,272
                                                                         --------------       -----------
Net Assets..........................................................             100.0%       $52,339,879
                                                                         ==============       ===========

Oppenheimer Multi-Government Trust

 (1) Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARA     --  Argentine Austral
AUD     --  Australian Dollar
CLP     --  Chilean Peso
DEM     --  German Deutsche Mark
ESP     --  Spanish Peseta
GBP     --  British Pound Sterling
HUF     --  Hungarian Forint
IDR     --  Indonesian Rupiah
IEP     --  Irish Punt
INR     --  Indian Rupee
ITL     --  Italian Lira
NLG     --  Netherlands Guilder
NOK     --  Norwegian Krone
NZD     --  New Zealand Dollar
PLZ     --  Polish Zloty
PTE     --  Portuguese Escudo
SEK     --  Swedish Krona
THB     --  Thai Baht

 (2) Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.

 (3) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,299,811 or 4.39% of the Fund's net assets, at October 31, 1995.

 (4) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

 (5) Represents the current interest rate for a variable rate security.

 (6) Identifies issues considered to be illiquid -- See Note 6 of Notes to Financial Statements.

 (7) Represents the current interest rate for an increasing rate security.

 (8) Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

 (9) Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

(10) Non-income producing security.

(11) A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                    Face Amount      Expiration      Exercise       Premium     Market Value
                                                  Subject to Call      Date           Price         Received     See Note 1
                                                  ---------------    ---------     ------------     --------    ------------
              Call Option on Bulgaria
               (Republic of) Interest Arrears
               Bonds, 6.75%, 7/28/11..........     2,250,000           1/22/96     $ 45.00           $32,175      $ 26,325
              Call Option on Spain (Kingdom
               of) Gtd. Bonds, Bonos y
               Obligacion del Estado, 12.25%,
               3/25/00........................    71,000,000 ESP      11/24/95      105.47 ESP         3,353         4,472
                                                                                                    --------        ------
                                                                                                     $35,528      $ 30,797
                                                                                                    ========    ==========

(12) For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1995
Oppenheimer Multi-Government Trust

ASSETS:
Investments, at value (cost $50,977,755) -- see accompanying statement...................   $51,488,607
Cash.....................................................................................        40,891
Net unrealized appreciation on forward foreign currency exchange contracts -- Note 7.....        72,847
Receivables:
  Interest and principal paydowns........................................................     1,126,641
  Investments sold and options written...................................................       341,376
Other....................................................................................        15,415
                                                                                            -----------
      Total assets.......................................................................    53,085,777
                                                                                            -----------
LIABILITIES:
Options written, at value (premiums received $35,528) -- Note 4..........................        30,797
Payables and other liabilities:
  Investments purchased..................................................................       540,322
  Dividends..............................................................................        61,777
  Deferred trustees' fees -- Note 1......................................................        27,434
  Management and administrative fees -- Note 5...........................................        10,726
  Transfer agent and accounting services fees............................................         5,957
  Other..................................................................................        68,885
                                                                                            -----------
      Total liabilities..................................................................       745,898
                                                                                            -----------
NET ASSETS...............................................................................   $52,339,879
                                                                                            ===========
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest...............................................   $    66,155
Additional paid-in capital...............................................................    59,784,052
Overdistributed net investment income....................................................       (79,149)
Accumulated net realized loss from investment, written option and foreign currency
  transactions...........................................................................    (8,026,616)
Net unrealized appreciation on investments, written options and translation of assets and
  liabilities denominated in foreign currencies..........................................       595,437
                                                                                            -----------
NET ASSETS -- applicable to 6,615,505 shares of beneficial interest outstanding..........   $52,339,879
                                                                                            ===========
NET ASSET VALUE PER SHARE................................................................         $7.91
                                                                                                 ======

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended October 31, 1995
Oppenheimer Multi-Government Trust

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $52,841)...................................   $ 5,344,119
                                                                                            -----------
EXPENSES:
Management fees -- Note 5................................................................       332,730
Administrative fees -- Note 5............................................................       102,379
Custodian fees and expenses..............................................................        49,736
Transfer agent and accounting services fees -- Note 5....................................        37,325
Shareholder reports......................................................................        32,253
Legal and auditing fees..................................................................        26,499
Registration and filing fees.............................................................        15,176
Trustees' fees and expenses..............................................................         7,790
Other....................................................................................        29,737
                                                                                            -----------
      Total expenses.....................................................................       633,625
                                                                                            -----------
NET INVESTMENT INCOME....................................................................     4,710,494
                                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY:
Net realized loss on:
  Investments............................................................................      (896,682)
  Closing of futures contracts...........................................................        (2,201)
  Closing and expiration of options written -- Note 4....................................       (14,881)
  Foreign currency transactions..........................................................      (367,515)
                                                                                            -----------
      Net realized loss..................................................................    (1,281,279)
                                                                                            -----------
Net change in unrealized appreciation or depreciation on:
  Investments and options written........................................................     1,239,137
  Translation of assets and liabilities denominated in foreign currencies................      (295,758)
                                                                                            -----------
      Net change.........................................................................       943,379
                                                                                            -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY....      (337,900)
                                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................   $ 4,372,594
                                                                                            ===========

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Oppenheimer Multi-Government Trust

                                                                                 Year Ended October 31,
                                                                               --------------------------
                                                                                  1995           1994
                                                                               -----------    -----------
OPERATIONS:
Net investment income.......................................................   $ 4,710,494    $ 4,837,543
Net realized loss on investments, options written and foreign currency
  transactions..............................................................    (1,281,279)    (4,490,883)
Net change in unrealized appreciation or depreciation on investments, options written and translation of assets and liabilities denominated in
  foreign currencies........................................................       943,379        137,568
                                                                               -----------    -----------
      Net increase in net assets resulting from operations..................     4,372,594        484,228
                                                                               -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income........................................    (4,472,033)    (4,482,879)
Tax return of capital distribution..........................................            --        (88,446)
                                                                               -----------    -----------
      Total decrease........................................................       (99,439)    (4,087,097)
                                                                               -----------    -----------
NET ASSETS:
Beginning of period.........................................................    52,439,318     56,526,415
                                                                               -----------    -----------
End of period (including overdistributed net investment income of $79,149
  and $33,177, respectively)................................................   $52,339,879    $52,439,318
                                                                               ===========    ===========

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Oppenheimer Multi-Government Trust

                                                                 Year Ended October 31,
                                        -------------------------------------------------------------------------
                                         1995       1994       1993       1992       1991       1990      1989(1)
                                        -------    -------    -------    -------    -------    -------    -------
PER SHARE OPERATING DATA:
Net asset value, beginning of period... $  7.93    $  8.54    $  8.55    $  8.97    $  8.66    $  9.12    $  9.30
                                        -------    -------    -------    -------    -------    -------    -------
Income (loss) from investment
  operations:
  Net investment income................     .71        .69        .82        .89        .97        .96        .82
  Net realized and unrealized
     gain (loss) ......................    (.05)      (.61)        --       (.39)       .33       (.43)      (.09)
                                        -------    -------    -------    -------    -------    -------    -------
    Total income from investment
      operations.......................     .66        .08        .82        .50       1.30        .53        .73
                                        -------    -------    -------    -------    -------    -------    -------
Dividends and distributions to
  shareholders:
 Dividends from net investment income .    (.68)      (.68)      (.75)      (.92)      (.99)      (.94)      (.80)
  Distributions from net realized
    gain...............................      --         --         --         --         --       (.05)      (.04)
  Tax return of capital distribution...      --       (.01)      (.08)        --         --         --         --
                                        -------    -------    -------    -------    -------    -------    -------
    Total dividends and distributions
      to shareholders..................    (.68)      (.69)      (.83)      (.92)      (.99)      (.99)      (.84)
Offering costs.........................      --         --         --         --         --         --       (.07)
                                        -------    -------    -------    -------    -------    -------    -------
Net asset value, end of period......... $  7.91    $  7.93    $  8.54    $  8.55    $  8.97    $  8.66    $  9.12
                                        =======    =======    =======    =======    =======    =======    =======
Market value, end of period............ $  7.00    $  7.00    $  8.00    $  8.63    $  9.50    $  7.75    $  9.00
TOTAL RETURN, AT MARKET VALUE(2).......    9.09%     (4.84)%     2.22%      0.70%     37.18%     (3.27)%     0.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)........................... $52,340    $52,439    $56,526    $55,668    $57,208    $54,676    $57,418
Average net assets (in thousands)...... $51,207    $54,380    $55,877    $56,970    $55,604    $56,175    $57,012
Number of shares outstanding at end of
  period (in thousands)................   6,616      6,616      6,616      6,511      6,378      6,310      6,298
Ratios to average net assets:
  Net investment income................    9.20%      8.90%      9.59%     10.13%     11.06%     10.83%      9.85%(3)
  Expenses.............................    1.24%      1.24%      1.22%      1.32%      1.21%      1.22%      1.34%(3)
Portfolio turnover rate(4).............   344.2%     315.5%     112.5%      98.4%      59.9%      95.3%      98.7%

(1) For the period from November 23, 1988 (commencement of operations) to October 31, 1989.
(2) Assumes a hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions. Total returns are not annualized for periods of less than one full year.
(3) Annualized.
(4) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1995 were $166,192,670 and $170,038,446, respectively.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Oppenheimer Multi-Government Trust

1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Multi-Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment advisor is Oppenheimer Management Corporation (the Manager). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation -- Portfolio securities are valued at the close of the New York Stock Exchange on the last day of each week on which day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or asked price or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid or asked price closest to the last reported sale price is used.

Foreign Currency Translation -- The accounting records of the Trust are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Repurchase Agreements -- The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes -- The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At October 31, 1995, the Trust had available for federal income tax purposes an unused capital loss carryover of approximately $7,801,000, $1,293,000 of which will expire in 1998, $1,042,000 in 1999, $435,000

Oppenheimer Multi-Government Trust

in 2001, $4,196,000 in 2002, and $835,000 in 2003.

Trustees' Fees and Expenses -- The Trust has adopted a nonfunded retirement plan for the Trust's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 1995, the Trust's projected benefit obligations were reduced by $7,005. In addition, one retired trustee is eligible for payments under the Trust's retirement plan and a payment of $507 was made. The accumulated liability for the Trust's projected benefit obligations was $27,434 at October 31, 1995.

Distributions to Shareholders -- The Trust intends to declare and pay dividends from net investment income monthly. Distributions from net realized gains on investments, if any, will be made at least once each year.

Classification of Distributions to Shareholders -- Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of paydown gains and losses and certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Trust.

During the year ended October 31, 1995, the Trust changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 1995, amounts have been reclassified to reflect a decrease in undistributed net investment income of $284,433 and a decrease in accumulated net realized loss on investments of $284,433.

Other -- Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

2. SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of $.01 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the years ended October 31, 1995 and October 31, 1994.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
At October 31, 1995 net unrealized depreciation on investments and options written of $515,583 was composed of gross appreciation of $1,263,052, and gross depreciation of $747,469.

4. OPTION ACTIVITY
The Trust may buy put and call options, or write covered call options on portfolio securities and cash secured put options in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Trust generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Trust receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Oppenheimer Multi-Government Trust

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Trust will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

In this report, securities designated to cover outstanding call options are noted in the Statement of Investments. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Trust gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Trust may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Trust pays a premium whether or not the option is exercised. The Trust also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended October 31, 1995 was as follows:

                                         Put Options
                                   ------------------------
                                     Number       Amount
                                   of Options   of Premiums
                                   ----------   -----------
Options outstanding at
 October 31, 1994................         --     $      --
Options written..................    171,233         1,770
Options closed...................   (171,233)       (1,770)
                                   ---------    ----------
Options outstanding at
 October 31, 1995................         --     $      --
                                   =========    ==========

                                         Call Options
                                   ------------------------
                                     Number       Amount
                                   of Options   of Premiums
                                   ----------   -----------
Options outstanding at
 October 31, 1994................         --     $      --
Options written..................     12,104        95,232
Options expired..................     (2,812)       (9,052)
Options exercised................     (1,524)      (10,588)
Options closed...................     (4,931)      (40,064)
                                   ---------    ----------
Options outstanding at
 October 31, 1995................      2,837     $  35,528
                                   =========    ==========

5. MANAGEMENT AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for an annual fee of .65% on the Trust's average annual net assets.

Mitchell Hutchins Asset Management Inc. serves as the Trust's Administrator. The Trust pays the Administrator an annual fee of .20% of the Trust's average annual net assets.

The Manager acts as the accounting agent for the Trust at an annual fee of $18,000, plus out-of-pocket costs and expenses reasonably incurred.

Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Trust. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.

6. ILLIQUID AND RESTRICTED SECURITIES

At October 31, 1995, investments in securities included issues that are illiquid or restricted. The securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase) in illiquid or restricted securities. The aggregate value of these

Oppenheimer Multi-Government Trust

securities subject to this limitation at October 31, 1995 was $737,016 which represents 1.4% of the Trust's net assets. Information concerning these securities is as follows:

                                                    Valuation
                                          Cost     Per Unit as
                        Acquisition        Per     of October
     Security              Date           Unit      31, 1995
-------------------  -----------------   -------   -----------
Canadian Imperial
 Bank, 10%
 Certificate of
 Deposit British
 Pound Sterling
 Maximum Rate
 Linked Nts.,
 11/8/96...........            4/28/95   $100.00     $101.64
Jamaica (Government
 of) 1990
 Refinancing
 Agreement Nts.,
 Tranche A, 6.75%,
 10/16/00..........    7/12/95-8/15/95   $ 88.68     $ 89.50
Pulsar
 Internacional SA
 de CV, 11.80%
 Nts., 9/19/96.....            9/14/95   $100.00     $100.25
United Mexican
 States, Combined
 Facility 3, Loan
 Participation
 Agreement, Tranche
 A, 6.75%,
 9/20/97...........           10/25/94   $ 89.00     $ 69.38

Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Trust uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Trust generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Trust may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Trust will realize a gain or loss upon the closing or settlement of the forward transaction.

In this report, securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Oppenheimer Multi-Government Trust

       At October 31, 1995, outstanding forward contracts to purchase and sell currencies were as follows:

                                                                                Contract                             Unrealized
                                                                                 Amount       Valuation as of       Appreciation
                     Contracts to Purchase                Exchange Date          (000s)       October 31, 1995     (Depreciation)
           -----------------------------------------    -----------------     ------------    ----------------     --------------
           Canadian Dollar (CAD)....................              11/2/95      1,115  CAD        $  828,986           $  3,253
           German Deutsche Mark (DEM)...............      1/6/95-11/30/95      9,373  DEM         6,655,504             10,410
           French Francs (FRF)......................             11/10/95      4,915  FRF         1,004,518             16,040
           Netherlands Guilder (NLG)................              11/1/95        402  NLG           254,275               (668)
           New Zealand Dollar (NZD).................              11/3/95          3  NZD             1,747                 (1)
           Swedish Krone (SEK)......................              11/2/95         45  SEK             6,727                (18)
                                                                               -----            -----------          ---------
                                                                              15,853             $8,751,757           $ 29,016
                                                                             =======            ===========          =========

                                                                                Contract                             Unrealized
                                                                                 Amount       Valuation as of       Appreciation
                       Contracts to Sell                  Exchange Date          (000s)       October 31, 1995     (Depreciation)
           -----------------------------------------    -----------------     ------------    ----------------     --------------
           Canadian Dollar (CAD)....................              11/2/95      1,115  CAD        $  828,986           $ 15,265
           German Deutsche Mark (DEM)...............     11/6/95-11/30/95      9,373  DEM         6,655,504             53,547
           French Francs (FRF)......................             11/10/95      4,915  FRF         1,004,518            (24,981)
                                                                               -----            -----------          ---------
                                                                              15,403             $8,489,008             43,831
                                                                              ======            ===========          =========
           Net Unrealized Appreciation..............                                                                  $ 72,847
                                                                                                                     =========

       8. QUARTERLY RESULTS OF OPERATIONS: (UNAUDITED)

                                                           Net Realized and
                                                            Unrealized Gain
                                                               (Loss) on
                                                             Investments,              Net Increase
                                        Net               Options and Foreign        (Decrease) in Net
                                     Investment                Currency              Assets Resulting
                                       Income                Transactions             from Operations            Market Price
                                 ------------------       -------------------       -------------------             on NYSE
                                 Total         Per         Total         Per         Total         Per        -------------------
    Quarter ended                (000)        Share        (000)        Share        (000)        Share        High         Low
   ----------------              ------       -----       -------       -----       -------       -----       ------       ------
   October 31, 1995...........   $1,212       $.18        $    71       $ .01        $ 1,283       $.19        $ 7.25       $ 6.50
   July 31, 1995..............    1,183        .18          1,319         .20          2,502        .38         7.125        6.625
   April 30, 1995.............    1,144        .17            490         .08          1,634        .25         7.375         6.50
   January 31, 1995...........    1,172        .18         (2,218)       (.34)        (1,046)      (.16)         7.25        6.625
                                 ------       ----        -------       -----        -------       ----
      Totals..................   $4,711       $.71        $  (338)      $(.05)       $ 4,373       $.66
                                 ======       ====        ========      =====        =======       ====
   October 31, 1994...........   $1,117       $.17        $  (867)      $(.13)       $   250       $.04        $7.625       $6.625
   July 31, 1994..............    1,121        .17           (276)       (.04)           845        .13         7.875         7.25
   April 30, 1994.............    1,218        .18         (3,489)       (.52)        (2,271)      (.34)         8.25        7.375
   January 31, 1994...........    1,382        .17            278         .08          1,660        .25          8.50         7.75
                                 ------       ----        -------       -----        -------       -----
      Totals..................   $4,838       $.69        $(4,354)      $(.61)       $   484       $.08
                                 ======       ====        =======       =====        =======       ====
   October 31, 1993...........   $1,231       $.19        $    57       $ .01        $ 1,288       $.20        $8.875       $ 8.00
   July 31, 1993..............    1,272        .19            211         .03          1,483        .22         8.875         8.50
   April 30, 1993.............    1,397        .22            171         .03          1,568        .25          9.00        8.375
   January 31, 1993...........    1,457        .22           (375)       (.07)         1,082        .15          9.00        8.375
                                 ------       ----        -------       -----        -------       ----
      Totals..................   $5,357       $.82        $    64       $ .00        $ 5,421       $.82
                                 ======       ====        =======       =====        =======       ====

INDEPENDENT AUDITORS' REPORT
Oppenheimer Multi-Government Trust

The Board of Trustees and Shareholders of
Oppenheimer Multi-Government Trust:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Multi-Government Trust as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the six-year period then ended and the period from November 23, 1988 (commencement of operations) to October 31, 1989. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multi-Government Trust as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the six-year period then ended and the period from November 23, 1988 (commencement of operations) to October 31, 1989, in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP

Denver, Colorado
November 21, 1995

FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Oppenheimer Multi-Government Trust

In early 1996 shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 1995. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the fiscal year ended October 31, 1995 are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

SHAREHOLDER MEETING (UNAUDITED)

On May 3, 1995, an annual shareholder meeting was held at which the five Trustees identified below were elected and the selection of KPMG Peat Marwick LLP as the independent certified public accountants and auditors of the Trust for the fiscal year beginning November 1, 1994 was ratified (Proposal No. 1). In addition, the terms of office of the following Trustees continued after the meeting: Messrs. Leon Levy, Leo Cherne, Clayton K. Yeutter, Sidney M. Robbins, Donald W. Spiro and Ms. Elizabeth B. Moynihan and Pauline Trigere. The following is a report of the votes cast:

            Nominee/Proposal                     For            Against      Withheld/Abstain           Total
-----------------------------------------   --------------    -----------    -----------------    -----------------
Trustee
Robert G. Galli..........................   5,020,516.0729    44,150.1423            42,944          5,107,610.2152
Benjamin Lipstein........................   5,019,276.0729    44,150.1423            44,184          5,107,610.2152
Kenneth A. Randall.......................   5,019,516.0729    44,150.1423            43,944          5,107,610.2152
Edward V. Regan..........................   5,019,516.0729    44,150.1423            43,944          5,107,610.2152
Russell S. Reynolds, Jr. ................   5,019,276.0729    44,150.1423            44,184          5,107,610.2152

Proposal No. 1...........................   4,991,934.9931    91,545.8848       24,879.3373          5,108,360.2152

GENERAL INFORMATION CONCERNING THE TRUST

Oppenheimer Multi-Government Trust (the Trust) is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with preservation of capital. The Trust's secondary investment objective is capital appreciation. In seeking its objectives, as a matter of fundamental policy, the Trust will invest at least 65% of its total assets in debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by foreign governments, their political subdivisions, agencies or instrumentalities, including supranational entities. The Trust has also undertaken to invest at least 50% of its assets in foreign debt securities.

The Trust may also invest in certain other securities, including fixed-income securities of domestic and foreign corporations certain of which could be high-yield, "lower-grade" debt instruments and may invest in a number of different kinds of "derivative investments." The Trust may engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. The investment advisor to the Trust is Oppenheimer Management Corporation (the Manager).

Portfolio Managers of the Trust are Thomas Reedy, David Rosenberg and Ashwin Vasan, who also serve as Vice Presidents of the Trust and of the Manager, and are officers of certain mutual funds managed by the Manager (Oppenheimer funds). Messrs. Reedy, Rosenberg and Vasan have been the persons principally responsible for the day-to-day management of the Trust's portfolio since August 1993, June 1994 and August 1993, respectively. During the past five years, Mr. Reedy served as a securities analyst for the Manager, and, prior to joining the Manager, Mr. Rosenberg served as an officer and portfolio manager for Delaware Investment Advisors and one of its mutual funds and Mr. Vasan served as a securities analyst for Citibank, N.A.

Dividend Reinvestment and Cash Purchase Plan -- Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Trust ("Shares") not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Trust will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $.75.

Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional Shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the NYSE), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Trust.

Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee. Fractional Shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant.

Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust. There are no brokerage charges for Shares issued directly by the Trust. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable to Distributions.

The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374.
Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

Shareholder Information -- The Shares are traded on the NYSE. Daily market prices for the Trust's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation "OppenGvt." The Trust's NYSE trading symbol is OGT. Weekly net asset value (NAV) and market price information about the Trust is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's, and other newspapers in a table called "Closed-End Bond Funds."

            OPPENHEIMER MULTI-GOVERNMENT TRUST

                Officers and Trustees
                Leon Levy, Chairman of the Board
                 of Trustees
                Leo Cherne, Trustee
                Robert G. Galli, Trustee
                Benjamin Lipstein, Trustee
                Bridget A. Macaskill, Trustee
                Elizabeth B. Moynihan, Trustee
                Kenneth A. Randall, Trustee
                Edward V. Regan, Trustee
                Russell S. Reynolds, Jr., Trustee
                Sidney M. Robbins, Trustee
                Donald W. Spiro, Trustee and President
                Pauline Trigere, Trustee
                Clayton K. Yeutter, Trustee
                Thomas P. Reedy, Vice President
                David Rosenberg, Vice President
                Ashwin K. Vasan, Vice President
                George C. Bowen, Treasurer
                Robert J. Bishop, Assistant Treasurer
                Scott Farrar, Assistant Treasurer
                Andrew J. Donohue, Secretary
                Robert G. Zack, Assistant Secretary

                Investment Advisor
                Oppenheimer Management Corporation

                Administrator
                Mitchell Hutchins Asset Management Inc.

                Transfer Agent and Registrar
                Shareholder Financial Services, Inc.

                Custodian of Portfolio Securities
                The Bank of New York

                Independent Auditors
                KPMG Peat Marwick LLP

                Legal Counsel
                Gordon Altman Butowsky Weitzen
                 Shalov & Wein

                This is a copy of a report to shareholders of Oppenheimer Multi-Government Trust. It does not offer for sale or solicit orders to buy any securities.

                Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Trust may purchase its shares of beneficial interest in the open market at prevailing market prices.

                Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                RA0675.001.1295 [LOGO] PRINTED ON RECYCLED PAPER

                  1995 ANNUAL REPORT

-------------------------------------------------------------
                  OPPENHEIMER

                  MULTI-GOVERNMENT

                  TRUST

                  OCTOBER 31, 1995

          [OPPENHEIMERFUNDS LOGO]